Goodwill - Key assumptions (Detail)	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Discount rate applied to cash flow projections	15.00%
Image-Guided Therapy [Member]
Goodwill [Line Items]
Initial forecast period	8.60%	9.30%
Growth rate used to extrapolate cash flow projections	4.90%	6.40%
Used to calculate terminal value	2.50%	2.50%
Discount rate applied to cash flow projections	9.00%	8.80%
Monitoring and Analytics [member]
Goodwill [Line Items]
Initial forecast period	(0.30%)
Growth rate used to extrapolate cash flow projections	3.30%
Used to calculate terminal value	2.50%
Discount rate applied to cash flow projections	9.40%
Sleep & Respiratory Care [Member]
Goodwill [Line Items]
Initial forecast period	(1.20%)	8.10%
Growth rate used to extrapolate cash flow projections	4.40%	4.80%
Used to calculate terminal value	2.50%	2.50%
Discount rate applied to cash flow projections	9.70%	9.70%
Patient Care & Monitoring Solutions [Member]
Goodwill [Line Items]
Initial forecast period		4.60%
Growth rate used to extrapolate cash flow projections		3.80%
Used to calculate terminal value		2.50%
Discount rate applied to cash flow projections		10.10%